Average Annual Total Returns - AST Bond Portfolio 2022	No Share Class 1 Year	No Share Class 5 Years	No Share Class Since Inception	No Share Class InceptionDate	Bloomberg Barclays US Government/Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Government/Credit Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Government/Credit Index (reflects no deduction for fees, expenses or taxes) Since Inception		Bloomberg Barclays Fixed Maturity (2022) Zero Coupon Swaps Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Fixed Maturity (2022) Zero Coupon Swaps Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Fixed Maturity (2022) Zero Coupon Swaps Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	5.01%	2.80%	4.23%	Jan. 03, 2011	8.92%	4.98%	4.19%	[1]	4.71%	2.71%	4.60%	[1]

[1]	Since Inception returns for the Indices are measured from the month-end closest to the inception date.